PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid income tax and value-added tax	¥ 119,604		¥ 60,675
Receivables related to the exercise of share-based awards	68,564		56,062
Receivables from third-party online payment platforms	63,188		49,814
Deposits	54,361		73,218
Prepaid advertising expenses and service fees	26,761		44,799
Staff loans and advances	12,769		14,429
Others	19,958		69,263
Total	¥ 365,205	$ 52,224	¥ 368,260